Other Payables and Accrued Liabilities - Schedule of Other Payables and Accrued Liabilities (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Other Payables and Accrued Liabilities [Abstract]
Provision for staff bonus		$ 80,552	$ 555,513
Accrued staff salaries	2,494	18,049	16,653
Accrued administrative expenses	281,054	346,732	262,964
Other payables			2,440
Deposits received			13,442
Total	$ 283,548	$ 445,333	$ 851,012